Long-term loans (Tables)	6 Months Ended
Mar. 31, 2025
Long-term loans
Schedule of short-term and long-term loans
	As of	As of
	March 31,	September 30,
	2025	2024
Long-term loan, non-current portion	(unaudited)
Xinmao Group Co., Ltd.	$3,386,020	$2,177,592
Total long-term loan, non-current portion	$3,386,020	$2,177,592

The following table summarizes the loan commencement date, loan maturity date, and the effective annual interest rate of the unsecured long-term loan:

	Loan	Loan	Effective
	commencement	maturity	interest
Long-term loans, non-current portion	date	date	rate	Note
Xinmao Group Co., Ltd.	May 1, 2024	April 30, 2027	4.50%	1